Supplemental cash flow information (Tables)	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$100	—	100	$—
Non-cash expenditures on direct finance lease	200	—	200	—
Supplemental disclosure of non-cash financing activities
Non-cash proceeds from common units	202	—	202	—
Non-cash proceeds from preferred units	$380	—	380	$—